Investments (Additional Information) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Jul. 31, 2023
Schedule of Investments [Line Items]
Convertible promissory note			$ 6.0
Interest on outstanding principal and accrued interest			8.00%
Unrealized gain	$ 0.1	$ 0.1
Amortized cost amounted	$ 2.5	$ 2.5
Warrants [Member]
Schedule of Investments [Line Items]
Purchase of warrants			1,874,933